MINING PROJECTS EXPENSES	12 Months Ended
Dec. 31, 2025
MINING PROJECTS EXPENSES
MINING PROJECTS EXPENSES

18.MINING PROJECTS EXPENSES

		For the years ended
	December 31, 2025	December 31, 2024
	$	$
Wages and benefits	4,941	3,934
Share-based compensation	874	648
Engineering	36	-
Consulting fees	128	164
Materials, consumables, and supplies	723	623
Maintenance and subcontracting	797	587
Geology and drilling	35	-
Utilities	332	362
Depreciation and amortization	316	254
Other	226	285
Uatnan Mining Project - Exploration and evaluation expenses	37	18,681
Grants	(5)	(29)
Tax credits	(490)	(455)
Mining projects expenses	7,950	25,054

On January 31, 2024, the Company completed the acquisition of the Lac Guéret property with Mason Resources Inc (“Mason”) through an asset acquisition agreement consisting mainly of 74 map-designated claims. The consideration for the asset acquisition was paid with 6,208,210 common shares of the Company, at $3.00 per share, representing a total aggregated amount of $18.6 million. The Company performed the concentration test and concluded that the acquisition represents an asset acquisition and not a business acquisition, since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. Mining rights are specifically excluded from the scope of IAS 16, therefore, the Company applied IFRS 6. Since the Company’s accounting policy for Exploration and Evaluation activities under IFRS 6 is to classify expenditures in the consolidated statement of loss and comprehensive loss, $18.6 million was expensed under the category “Uatnan Mining Project”. A subsequent payment of $5,000,000 will be made to Mason at the start of commercial production of the contemplated Uatnan Mining Project, which will be recorded in the event that commercial production of the Uatnan project occurs.